Financial Risk Management - VaR by Risk Category (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2020	Mar. 31, 2019
VaR for Trading Activity [Member] | Interest rate risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	¥ 12.6	¥ 10.5
VaR for Trading Activity [Member] | Interest rate risk [Member] | Maximum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	13.7	19.0
VaR for Trading Activity [Member] | Interest rate risk [Member] | Minimum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	9.2	8.5
VaR for Trading Activity [Member] | Interest rate risk [Member] | Daily average [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	10.6	12.8
VaR for Trading Activity [Member] | Currency risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	9.5	5.1
VaR for Trading Activity [Member] | Currency risk [Member] | Maximum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	10.6	6.9
VaR for Trading Activity [Member] | Currency risk [Member] | Minimum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	4.4	3.2
VaR for Trading Activity [Member] | Currency risk [Member] | Daily average [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	6.2	4.4
VaR for Trading Activity [Member] | Equities and commodities risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	2.4	3.9
VaR for Trading Activity [Member] | Equities and commodities risk [Member] | Maximum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	9.4	17.1
VaR for Trading Activity [Member] | Equities and commodities risk [Member] | Minimum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	1.6	1.7
VaR for Trading Activity [Member] | Equities and commodities risk [Member] | Daily average [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	3.7	3.9
VaR for Trading Activity [Member] | Other risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	2.6	3.8
VaR for Trading Activity [Member] | Other risk [Member] | Maximum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	4.7	4.6
VaR for Trading Activity [Member] | Other risk [Member] | Minimum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	2.6	3.0
VaR for Trading Activity [Member] | Other risk [Member] | Daily average [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	4.0	3.8
VaR for Trading Activity [Member] | Market risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	16.2	16.4
VaR for Trading Activity [Member] | Market risk [member] | Maximum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	22.4	33.0
VaR for Trading Activity [Member] | Market risk [member] | Minimum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	13.8	14.7
VaR for Trading Activity [Member] | Market risk [member] | Daily average [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	16.7	19.7
VaR for Trading Activity [Member] | Sumitomo mitsui banking corporation [member] | Interest rate risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	5.4	4.5
VaR for Trading Activity [Member] | Sumitomo mitsui banking corporation [member] | Interest rate risk [Member] | Maximum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	6.0	5.7
VaR for Trading Activity [Member] | Sumitomo mitsui banking corporation [member] | Interest rate risk [Member] | Minimum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	3.7	2.3
VaR for Trading Activity [Member] | Sumitomo mitsui banking corporation [member] | Interest rate risk [Member] | Daily average [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	4.5	4.0
VaR for Trading Activity [Member] | Sumitomo mitsui banking corporation [member] | Currency risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	8.9	4.7
VaR for Trading Activity [Member] | Sumitomo mitsui banking corporation [member] | Currency risk [Member] | Maximum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	9.6	6.2
VaR for Trading Activity [Member] | Sumitomo mitsui banking corporation [member] | Currency risk [Member] | Minimum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	4.0	3.0
VaR for Trading Activity [Member] | Sumitomo mitsui banking corporation [member] | Currency risk [Member] | Daily average [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	5.6	4.1
VaR for Trading Activity [Member] | Sumitomo mitsui banking corporation [member] | Equities and commodities risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	0.0	0.1
VaR for Trading Activity [Member] | Sumitomo mitsui banking corporation [member] | Equities and commodities risk [Member] | Maximum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	2.9	3.2
VaR for Trading Activity [Member] | Sumitomo mitsui banking corporation [member] | Equities and commodities risk [Member] | Minimum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	0.0	0.0
VaR for Trading Activity [Member] | Sumitomo mitsui banking corporation [member] | Equities and commodities risk [Member] | Daily average [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	0.7	0.8
VaR for Trading Activity [Member] | Sumitomo mitsui banking corporation [member] | Other risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	2.6	3.8
VaR for Trading Activity [Member] | Sumitomo mitsui banking corporation [member] | Other risk [Member] | Maximum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	4.7	4.6
VaR for Trading Activity [Member] | Sumitomo mitsui banking corporation [member] | Other risk [Member] | Minimum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	2.6	3.0
VaR for Trading Activity [Member] | Sumitomo mitsui banking corporation [member] | Other risk [Member] | Daily average [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	4.0	3.8
VaR for Trading Activity [Member] | Sumitomo mitsui banking corporation [member] | Market risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	6.4	6.6
VaR for Trading Activity [Member] | Sumitomo mitsui banking corporation [member] | Market risk [member] | Maximum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	10.2	13.5
VaR for Trading Activity [Member] | Sumitomo mitsui banking corporation [member] | Market risk [member] | Minimum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	6.2	5.7
VaR for Trading Activity [Member] | Sumitomo mitsui banking corporation [member] | Market risk [member] | Daily average [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	7.3	7.6
VaR for Non-trading Activity - Banking [Member] | Interest rate risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	46.2	38.2
VaR for Non-trading Activity - Banking [Member] | Interest rate risk [Member] | Maximum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	47.6	38.4
VaR for Non-trading Activity - Banking [Member] | Interest rate risk [Member] | Minimum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	33.6	28.4
VaR for Non-trading Activity - Banking [Member] | Interest rate risk [Member] | Daily average [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	41.5	33.0
VaR for Non-trading Activity - Banking [Member] | Currency risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	0.0	0.0
VaR for Non-trading Activity - Banking [Member] | Currency risk [Member] | Maximum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	0.0	0.0
VaR for Non-trading Activity - Banking [Member] | Currency risk [Member] | Minimum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	0.0	0.0
VaR for Non-trading Activity - Banking [Member] | Currency risk [Member] | Daily average [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	0.0	0.0
VaR for Non-trading Activity - Banking [Member] | Equities and commodities risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	15.4	19.8
VaR for Non-trading Activity - Banking [Member] | Equities and commodities risk [Member] | Maximum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	30.2	33.7
VaR for Non-trading Activity - Banking [Member] | Equities and commodities risk [Member] | Minimum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	10.8	17.8
VaR for Non-trading Activity - Banking [Member] | Equities and commodities risk [Member] | Daily average [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	20.4	24.3
VaR for Non-trading Activity - Banking [Member] | Other risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	0.0	0.0
VaR for Non-trading Activity - Banking [Member] | Other risk [Member] | Maximum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	0.0	0.0
VaR for Non-trading Activity - Banking [Member] | Other risk [Member] | Minimum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	0.0	0.0
VaR for Non-trading Activity - Banking [Member] | Other risk [Member] | Daily average [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	0.0	0.0
VaR for Non-trading Activity - Banking [Member] | Market risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	50.5	44.8
VaR for Non-trading Activity - Banking [Member] | Market risk [member] | Maximum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	52.4	50.6
VaR for Non-trading Activity - Banking [Member] | Market risk [member] | Minimum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	36.5	37.0
VaR for Non-trading Activity - Banking [Member] | Market risk [member] | Daily average [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	45.1	42.3
VaR for Non-trading Activity - Banking [Member] | Sumitomo mitsui banking corporation [member] | Interest rate risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	45.4	37.2
VaR for Non-trading Activity - Banking [Member] | Sumitomo mitsui banking corporation [member] | Interest rate risk [Member] | Maximum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	46.8	37.4
VaR for Non-trading Activity - Banking [Member] | Sumitomo mitsui banking corporation [member] | Interest rate risk [Member] | Minimum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	32.7	27.4
VaR for Non-trading Activity - Banking [Member] | Sumitomo mitsui banking corporation [member] | Interest rate risk [Member] | Daily average [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	40.6	31.1
VaR for Non-trading Activity - Banking [Member] | Sumitomo mitsui banking corporation [member] | Currency risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	0.0	0.0
VaR for Non-trading Activity - Banking [Member] | Sumitomo mitsui banking corporation [member] | Currency risk [Member] | Maximum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	0.0	0.0
VaR for Non-trading Activity - Banking [Member] | Sumitomo mitsui banking corporation [member] | Currency risk [Member] | Minimum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	0.0	0.0
VaR for Non-trading Activity - Banking [Member] | Sumitomo mitsui banking corporation [member] | Currency risk [Member] | Daily average [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	0.0	0.0
VaR for Non-trading Activity - Banking [Member] | Sumitomo mitsui banking corporation [member] | Equities and commodities risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	15.4	19.8
VaR for Non-trading Activity - Banking [Member] | Sumitomo mitsui banking corporation [member] | Equities and commodities risk [Member] | Maximum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	30.2	33.7
VaR for Non-trading Activity - Banking [Member] | Sumitomo mitsui banking corporation [member] | Equities and commodities risk [Member] | Minimum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	10.8	17.8
VaR for Non-trading Activity - Banking [Member] | Sumitomo mitsui banking corporation [member] | Equities and commodities risk [Member] | Daily average [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	20.4	24.3
VaR for Non-trading Activity - Banking [Member] | Sumitomo mitsui banking corporation [member] | Other risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	0.0	0.0
VaR for Non-trading Activity - Banking [Member] | Sumitomo mitsui banking corporation [member] | Other risk [Member] | Maximum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	0.0	0.0
VaR for Non-trading Activity - Banking [Member] | Sumitomo mitsui banking corporation [member] | Other risk [Member] | Minimum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	0.0	0.0
VaR for Non-trading Activity - Banking [Member] | Sumitomo mitsui banking corporation [member] | Other risk [Member] | Daily average [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	0.0	0.0
VaR for Non-trading Activity - Banking [Member] | Sumitomo mitsui banking corporation [member] | Market risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	49.6	43.9
VaR for Non-trading Activity - Banking [Member] | Sumitomo mitsui banking corporation [member] | Market risk [member] | Maximum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	51.5	48.4
VaR for Non-trading Activity - Banking [Member] | Sumitomo mitsui banking corporation [member] | Market risk [member] | Minimum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	35.6	36.0
VaR for Non-trading Activity - Banking [Member] | Sumitomo mitsui banking corporation [member] | Market risk [member] | Daily average [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	44.3	40.4
VaR for Non-trading Activity - Strategic Equity Investment [Member] | Equity risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	942.4	1,156.0
VaR for Non-trading Activity - Strategic Equity Investment [Member] | Equity risk [Member] | Maximum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	1,180.6	1,622.5
VaR for Non-trading Activity - Strategic Equity Investment [Member] | Equity risk [Member] | Minimum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	840.5	1,114.8
VaR for Non-trading Activity - Strategic Equity Investment [Member] | Equity risk [Member] | Daily average [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	1,092.7	1,414.6
VaR for Non-trading Activity - Strategic Equity Investment [Member] | Sumitomo mitsui banking corporation [member] | Equity risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	808.2	1,006.3
VaR for Non-trading Activity - Strategic Equity Investment [Member] | Sumitomo mitsui banking corporation [member] | Equity risk [Member] | Maximum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	1,030.0	1,430.4
VaR for Non-trading Activity - Strategic Equity Investment [Member] | Sumitomo mitsui banking corporation [member] | Equity risk [Member] | Minimum [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	717.4	980.0
VaR for Non-trading Activity - Strategic Equity Investment [Member] | Sumitomo mitsui banking corporation [member] | Equity risk [Member] | Daily average [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk amount	¥ 941.3	¥ 1,246.6